CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2020 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.63%
CLOSED-END FUNDS - 12.19%
CORE - 1.72%
General American Investors Company, Inc.	291,877	$ 9,909,225
Royce Micro-Cap Trust, Inc.	365,750	2,805,303
		12,714,528
DEVELOPED MARKET - 0.32%
Aberdeen Japan Equity Fund, Inc.	23,043	190,681
First Trust Dynamic Europe Equity Income Fund	124,012	1,246,321
Japan Smaller Capitalization Fund, Inc.	32,459	281,420
New Ireland Fund, Inc. (The) *	23,807	200,217
Swiss Helvetia Fund, Inc. (The)	50,868	421,186
		2,339,825
DIVERSIFIED EQUITY - 1.36%
Gabelli Dividend & Income Trust (The)	207,144	3,801,092
Guggenheim Enhanced Equity Income Fund	702,793	3,830,221
Nuveen Tax-Advantaged Total Return Strategy Fund	61,252	490,629
Royce Value Trust, Inc.	128,362	1,622,496
Sprott Focus Trust, Inc.	62,824	373,803
		10,118,241
EMERGING MARKETS - 1.31%
Central and Eastern Europe Fund, Inc. (The)	50,222	986,360
India Fund, Inc. (The) *	106,381	1,755,287
Korea Fund, Inc. (The)	1,000	29,650
Mexico Equity and Income Fund, Inc. (The)	4,542	34,973
Mexico Fund, Inc. (The)	48,985	502,586
Morgan Stanley China A Share Fund, Inc.	158,477	3,347,034
Morgan Stanley India Investment Fund, Inc. *	159,665	2,770,188
Taiwan Fund, Inc. (The)	12,832	295,521
		9,721,599
ENERGY MLP FUNDS - 1.37%
ClearBridge Energy Midstream Opportunity Fund Inc.	47,486	416,452
ClearBridge MLP and Midstream Fund Inc.	144,444	1,596,106
ClearBridge MLP and Midstream Total Return Fund Inc.	56,100	561,561
First Trust MLP and Energy Income Fund	121,000	561,440
Goldman Sachs MLP and Energy Renaissance Fund	395,062	2,362,472

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2020 (Unaudited)(Continued)

Description	No. of Shares	Value
ENERGY MLP FUNDS - 1.37% (Continued)
Kayne Anderson Energy Infrastructure Fund, Inc.	906,000	$ 3,614,940
Kayne Anderson NextGen Energy & Infrastructure, Inc.	126,262	508,836
Neuberger Berman MLP and Energy Income Fund Inc.	230,500	548,590
		10,170,397
GLOBAL - 1.10%
Clough Global Equity Fund	121,857	1,366,017
Clough Global Opportunities Fund	172,978	1,615,615
Gabelli Global Small and Mid Cap Value Trust (The)	56,996	575,090
GDL Fund (The)	110,168	923,208
John Hancock Hedged Equity & Income Fund	38,372	405,208
Royce Global Value Trust, Inc.	4,000	49,120
Voya Infrastructure, Industrials and Materials Fund	251,378	2,390,605
Wells Fargo Global Dividend Opportunity Fund	201,589	852,721
		8,177,584
INCOME & PREFERRED STOCK - 0.58%
Calamos Long/Short Equity & Dynamic Income Trust	85,125	1,236,027
LMP Capital and Income Fund Inc.	185,291	1,889,975
Nuveen Tax-Advantaged Dividend Growth Fund	91,352	1,193,971
		4,319,973
NATURAL RESOURCES - 0.73%
BlackRock Resources & Commodities Strategy Trust	624,497	3,715,757
First Trust Energy Income and Growth Fund	138,991	1,259,258
First Trust Energy Infrastructure Fund	42,000	375,900
Tortoise Pipeline & Energy Fund, Inc.	3,436	41,026
		5,391,941
OPTION ARBITRAGE/OPTIONS STRATEGIES - 0.55%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	118,500	1,398,300
BlackRock Enhanced Global Dividend Trust	116,700	1,116,819
BlackRock Enhanced International Dividend Trust	88,000	463,760
Nuveen Dow 30SM Dynamic Overwrite Fund	51,997	703,519
Voya Global Equity Dividend and Premium Opportunity Fund	75,650	374,468
		4,056,866
REAL ESTATE - 1.55%
Aberdeen Global Premier Properties Fund	276,000	1,272,360

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2020 (Unaudited)(Continued)

Description	No. of Shares	Value
REAL ESTATE - 1.55% (Continued)
CBRE Clarion Global Real Estate Income Fund	1,676,755	$ 10,027,003
Nuveen Real Estate Income Fund	26,000	196,300
		11,495,663
SECTOR EQUITY - 0.70%
BlackRock Health Sciences Trust II	89,000	2,122,649
Gabelli Healthcare & WellnessRx Trust (The)	130,458	1,346,327
Nuveen Real Asset Income and Growth Fund	142,832	1,722,554
		5,191,530
UTILITY - 0.90%
Duff & Phelps Utility and Infrastructure Fund Inc.	324,646	3,350,347
Macquarie Global Infrastructure Total Return Fund Inc.	181,888	3,192,134
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	17,519	134,546
		6,677,027

TOTAL CLOSED-END FUNDS		90,375,174

COMMUNICATION SERVICES - 10.26%
Activision Blizzard, Inc.	12,000	971,400
Alphabet Inc. - Class C *	21,000	30,861,600
Charter Communications, Inc. - Class A *	12,000	7,492,080
Comcast Corporation - Class A	280,000	12,952,800
Electronic Arts Inc. *	14,000	1,825,740
Netflix, Inc. *	20,000	10,000,600
Verizon Communications Inc.	202,000	12,016,980
		76,121,200
CONSUMER DISCRETIONARY - 10.67%
Amazon.com, Inc. *	20,000	62,974,600
Dollar General Corporation	14,000	2,934,680
eBay Inc.	32,000	1,667,200
Lowe's Companies, Inc.	35,000	5,805,100
O'Reilly Automotive, Inc. *	4,000	1,844,320
Target Corporation	25,000	3,935,500
		79,161,400
CONSUMER STAPLES - 6.48%
Clorox Company (The)	6,000	1,261,020

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2020 (Unaudited)(Continued)

Description	No. of Shares	Value
CONSUMER STAPLES - 6.48% (Continued)
Costco Wholesale Corporation	25,500	$ 9,052,500
General Mills, Inc.	28,000	1,727,040
Hormel Foods Corporation	13,000	635,570
Kimberly-Clark Corporation	17,000	2,510,220
Kroger Co. (The)	40,000	1,356,400
McCormick & Company, Incorporated	6,000	1,164,600
Monster Beverage Corporation *	26,000	2,085,200
Procter & Gamble Company (The)	130,000	18,068,700
Walmart Inc.	73,000	10,213,430
		48,074,680
EXCHANGE-TRADED FUND (ETF) - 1.35%
Invesco QQQ TrustSM, Series 1	36,000	10,002,240

FINANCIALS - 7.16%
Allstate Corporation (The)	15,000	1,412,100
Aon plc - Class A	12,000	2,475,600
Bank of America Corporation	166,000	3,998,940
Berkshire Hathaway Inc. - Class B *	80,000	17,035,200
Chubb Limited	10,000	1,161,200
CME Group Inc.	8,000	1,338,480
Intercontinental Exchange, Inc.	27,000	2,701,350
JPMorgan Chase & Co.	69,000	6,642,630
Marsh & McLennan Companies, Inc.	24,000	2,752,800
Moody's Corporation	9,000	2,608,650
Progressive Corporation (The)	29,000	2,745,430
S&P Global Inc.	12,000	4,327,200
State Street Corporation	16,000	949,280
Truist Financial Corporation	76,965	2,928,518
		53,077,378
HEALTH CARE – 13.40%
Abbott Laboratories	80,000	8,706,400
AbbVie Inc.	87,000	7,620,330
Agilent Technologies, Inc.	16,000	1,615,040
Amgen Inc.	27,000	6,862,320
Anthem, Inc.	13,000	3,491,670
Becton, Dickinson and Company	13,000	3,024,840

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2020 (Unaudited)(Continued)

Description	No. of Shares	Value
HEALTH CARE – 13.40% (Continued)
Biogen Inc. *	7,965	$ 2,259,511
Cigna Corporation	16,354	2,770,531
CVS Health Corporation	62,000	3,620,800
Eli Lilly and Company	38,000	5,624,760
Gilead Sciences, Inc.	63,000	3,980,970
Humana Inc.	6,000	2,483,340
Johnson & Johnson	139,700	20,798,536
McKesson Corporation	9,000	1,340,370
Merck & Co., Inc.	61,000	5,059,950
Pfizer Inc.	135,000	4,954,500
Regeneron Pharmaceuticals, Inc. *	5,000	2,798,900
Thermo Fisher Scientific Inc.	20,000	8,830,400
Vertex Pharmaceuticals Incorporated *	13,000	3,537,560
		99,380,728
INDUSTRIALS - 7.52%
Cintas Corporation	5,000	1,664,150
CSX Corporation	18,000	1,398,060
Cummins Inc.	7,000	1,478,120
Deere & Company	21,000	4,654,230
Emerson Electric Co.	28,000	1,835,960
Fastenal Company	27,000	1,217,430
Fortive Corporation	15,000	1,143,150
General Dynamics Corporation	16,000	2,214,880
Honeywell International Inc.	24,000	3,950,640
IHS Markit Ltd.	20,000	1,570,200
Lockheed Martin Corporation	18,000	6,899,040
Norfolk Southern Corporation	13,000	2,781,870
Northrop Grumman Corporation	8,000	2,523,920
Republic Services, Inc.	19,000	1,773,650
Roper Technologies, Inc.	6,000	2,370,660
Union Pacific Corporation	29,000	5,709,230
United Parcel Service, Inc. - Class B	49,000	8,164,870
Verisk Analytics, Inc.	9,000	1,667,790
Waste Management, Inc.	24,000	2,716,080
		55,733,930

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2020 (Unaudited)(Continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY – 24.80%
Accenture plc - Class A	34,000	$ 7,683,660
Adobe Inc. *	22,000	10,789,460
Apple Inc.	400,000	46,324,000
Autodesk, Inc. *	11,000	2,541,110
Automatic Data Processing, Inc.	10,000	1,394,900
Fiserv, Inc. *	32,000	3,297,600
Intel Corporation	210,000	10,873,800
Mastercard Incorporated - Class A	20,000	6,763,400
Microsoft Corporation	331,000	69,619,230
NVIDIA Corporation	14,000	7,577,080
Oracle Corporation	110,000	6,567,000
Paychex, Inc.	8,000	638,160
QUALCOMM Incorporated	26,000	3,059,680
Visa, Inc. - Class A	34,000	6,798,980
		183,928,060
MATERIALS - 1.62%
Air Products and Chemicals, Inc.	12,000	3,574,320
Dow Inc.	20,431	961,279
Ecolab Inc.	7,000	1,398,880
Newmont Corporation	41,000	2,601,450
Sherwin-Williams Company (The)	5,000	3,483,700
		12,019,629
REAL ESTATE - 1.85%
American Tower Corporation	23,000	5,559,790
Equinix, Inc.	4,000	3,040,520
Prologis, Inc.	35,000	3,521,700
SBA Communications Corporation	5,000	1,592,400
		13,714,410
UTILITIES - 2.33%
American Electric Power Company, Inc.	28,000	2,288,440
Dominion Energy, Inc.	38,000	2,999,340
Duke Energy Corporation	34,000	3,011,040
Eversource Energy	14,000	1,169,700
Exelon Corporation	30,000	1,072,800
NextEra Energy, Inc.	18,000	4,996,080

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2020 (Unaudited)(Concluded)

Description	No. of Shares	Value
UTILITIES - 2.33% (Continued)
Sempra Energy	15,000	$ 1,775,400
		17,312,800

TOTAL EQUITY SECURITIES (cost - $586,654,376)		738,901,629

SHORT-TERM INVESTMENT - 0.73%
MONEY MARKET FUND - 0.73%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% ^ (cost - $5,406,863)	5,406,863	5,406,863

TOTAL INVESTMENTS - 100.36% (cost - $592,061,239)		744,308,492

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.36%)		(2,681,061)

NET ASSETS - 100.00%		$ 741,627,431

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2020.

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of September 30, 2020:

Cost of portfolio investments	$ 595,573,811
Gross unrealized appreciation	$ 170,012,382
Gross unrealized depreciation	(21,277,701)
Net unrealized appreciation	$ 148,734,681

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for Cornerstone Strategic Value Fund, Inc. (the “Fund”) is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

•                    Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•                    Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•                    Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's investments carried at value:

VALUTION INPUTS		INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*
Level 1 - Quoted Prices
	Equity Securities	$ 738,901,629	$ -
	Short-Term Investment	5,406,863	-
Level 2 - Other Significant Observable Inputs		-	-
Level 3 - Significant Unobservable Inputs		-	-
Total		$ 744,308,492	$ -

* Other financial instruments include futures, forwards and swap contracts, if any.

CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2020.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the period ended September 30, 2020, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on August 24, 2020 with a file number 811-05150.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonestrategicvaluefund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.